Note 8 - Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
In Thousands
December 31, 2022	2022
Mortgage loan portfolios serviced for:
FHLMC	$85,742

Servicing Asset at Amortized Cost [Table Text Block]
In Thousands
December 31, 2022	2022
Balance at beginning of period	$—
Servicing rights retained from loans sold	1,597
Amortization	(532)
Valuation Allowance Provision	—
Balance at end of period	$1,065
Fair value, end of period	$1,252

Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
December 31, 2022
Prepayment speed	7.18%
Weighted-average life (in years)	8.98
Weighted-average note rate	4.34%
Weighted-average discount rate	9.00%